Share-Based Compensation - Input Valuation Assumptions PSU (Details) - PSUs - $ / shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected future volatility	50.00%	52.00%
Share price at grant date (in dollars per share)	$ 2.91	$ 6.81
Expected dividend rate	0.00%	6.20%
Risk-free rate	3.47%	4.23%
Grant date fair value (in dollars per share)	$ 3.88	$ 8.64